Commitments and Contingencies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
4.	Commitments and Contingencies
Litigation
During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.
Purchase Obligations
The Company has minimum outstanding purchase obligations of $5.3 million for the remaining nine months in 2024, $7.3 million in 2025 and $7.5 million in 2026, due under software license agreements, of which the majority relates to the Company’s three-year AWS Enterprise agreement.

5.	Commitments and Contingencies
Litigation
During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.
Purchase Obligations
The Company has minimum outstanding purchase obligations of $7.1 million in 2024, $7.3 million in 2025 and $7.5 million in 2026, due under software license agreements, of which the majority relates to the Company’s three-year AWS Enterprise agreement.
Employee Termination Costs
During the year ended December 31, 2022, Company approved plans to reduce the workforce based on cost-reduction initiatives intended to reduce operating expenses and sharpen the Company’s focus on key growth priorities. The Company also incurred termination costs related to the departures of the Company’s former executives.
The following table provides a roll forward of employee termination costs:

Employee Termination Costs
Unpaid employee termination costs, January 1, 2022	$—
Employee termination costs - severance and other cash costs	8,076
Total paid	(4,430)
Unpaid employee termination costs, December 31, 2022	$3,646
Employee termination costs - severance and other cash costs	194
Total paid	(3,840)
Unpaid employee termination costs, December 31, 2023	$—

Employee termination costs are included in general and administrative expenses on the consolidated statements of operations.